Segmented Information (Tables)	12 Months Ended
Dec. 31, 2014
Segmented Information
Schedule of Company's total assets by geographic location
	December 31, 2014	December 31, 2013
Assets
Mainland China	$207,645	$199,703
Hong Kong	30,885	40,990
Total	$238,530	$240,693

Schedule of Company's revenues by product

	For the year ended December 31,
	2014	2013	2012
Sales
Inactivated hepatitis vaccines	$48,450	$47,202	$39,951
Influenza vaccines	12,131	12,156	9,191
H5N1	201	10,736	—
Mumps	2,150	1,680	24
Rabend	169	750	50
Total	$63,101	$72,524	$49,216

Schedule of Company's revenues attributed to geographic locations
	For the year ended December 31,
	2014	2013	2012
Sales
Mainland China	$62,124	$71,397	$48,199
Foreign countries	977	1,127	1,017
Total	$63,101	$72,524	$49,216